Trade and other receivables	3 Months Ended
Mar. 31, 2023
Trade and other receivables
Trade and other receivables

17.Trade and other receivables

	March 31,	December 31,
	2023	2022
	$’000	$’000

Current
Trade receivables	259,643	236,390
Less: impairment provisions	(28,872)	(25,365)
Net trade receivables*	230,771	211,025
Other receivables**	455,524	387,019
Prepaid land rent	1,618	1,030
Other prepaid expenses	32,365	26,820
Advance payments	42,057	22,076
Withholding tax	1,503	1,201
VAT receivables	12,671	14,296
	776,509	663,467
Non‑current
Accrued income and lease incentive	36,425	35,321
Other tax receivables	5,932	5,945
Payment in advance for property, plant and equipment	104,178	83,118
Contingent consideration receivable	6,107	5,963
	152,642	130,347
*	The fair value is equal to their carrying amount.
**

Included in other receivables are margins on non-deliverable forward contracts and short-term fixed deposits which are not classified as cash and cash equivalents as it exceeds the three-month maturity period.

Payment in advance for property, plant and equipment relates to the future supply of tower and tower equipment and fiber assets. All non-current receivables are due within twenty years from the end of the reporting period. All current trade and other receivables are due within the 12 months from the end of the reporting period. The Group does not secure any collateral for its trade receivables.